Summary of Significant Accounting Policies (Tables)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Reconciliation of Change in Product Warranty Liabilities

The following table provides a reconciliation of the change in product warranty liabilities from December 31, 2016 through September 30, 2017 (in thousands):

Balance at December 31, 2016	$5,690
Provision for warranties issued during the period	4,110
Settlements made during the period	(5,240)
Increases in warranty estimates	190

Balance at September 30, 2017	$4,750

Current portion	$2,080
Non-current portion	2,670

Total	$4,750

The following table provides a reconciliation of the change in estimated warranty liabilities for the years ended December 31, 2016 and 2015:

	December 31,
(in thousands)	2016	2015
Balance at beginning of the year	$3,547	$1,974
Provision for warranties issued during the period	8,830	1,948
Settlements made during the period	(8,739)	(4,373)
Increases in warranty estimates	2,052	3,998

Balance at end of the year	$5,690	$3,547

Current portion	$2,302	$1,050
Non-current portion	$3,388	2,497

Total	$5,690	$3,547

Schedule of Anti-Dilutive Securities

Potentially dilutive securities not included in the calculation of diluted net loss per share (because inclusion would be anti-dilutive) are as follows (in thousands, in common stock equivalent shares):

	Nine Months Ended
	September 30,
	2017	2016
Common stock warrants	—	99
Common stock options	3	262
ESPP	—	7

	3	368

Potentially dilutive securities not included in the calculation of diluted net loss per share (because inclusion would be anti-dilutive) are as follows (in common stock equivalent shares, in thousands):

	Year Ended December 31,
	2016	2015	2014
Warrants for common stock	—	99	100
Common stock options	151	201	223
ESPP	2	0	0

	153	3,00	323

Summary of Customers Accounted for 10% or More

The following table summarizes customers who accounted for 10% or more of net accounts receivable:

	December 31,
	2016	2015
Edgepark Medical Supplies, Inc.	15.2%	16.4%
Byram Healthcare	14.7%	21.8%

The following table summarizes customers who accounted for 10% or more of sales for the periods presented:

	December 31,
	2016	2015	2014
Edgepark Medical Supplies, Inc.	18.7%	17.8%	16.0%
Byram Healthcare	14.0%	17.2%	10.9%
Solara Medical Supplies, Inc.	10.7%	N/A	N/A
CCS Medical	N/A	N/A	11.6%